FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
FINANCIAL RISK MANAGEMENT	FINANCIAL RISK MANAGEMENT
Our company is exposed to the following risks as a result of holding financial instruments: capital risk; liquidity risk; market risk (i.e. interest rate risk and foreign currency risk); and credit risk. The following is a description of these risks and how they are managed:
(a)Liquidity Risk Management
Our company manages its capital structure to be able to continue as a going concern while maximizing the return to stakeholders. Our company’s overall capital strategy is consistent with that of the partnership which remains unchanged from 2024.
The capital structure of our company consists of debt, offset by cash and cash equivalents, exchangeable and class B shares, loans payable to Brookfield Infrastructure and share capital comprised of issued capital and accumulated gains.

US$ MILLIONS	2025	2024
Non-recourse borrowings	$13,169	$12,178
Cash and cash equivalents	(431)	(674)
Net debt	12,738	11,504
Shares classified as financial liability	5,129	4,644
Loans payable to Brookfield Infrastructure	100	102
Total equity	2,005	2,222
Total capital and net debt	$19,972	$18,472
Net debt to capitalization ratio	64%	62%
The Board of Directors, along with senior management of the Service Providers, reviews our company’s capital structure and as part of this review, considers the cost of capital and the risk associated with each class of capital.
Our company manages its debt exposure by financing its operations on a non-recourse basis with prudent levels of debt, ensuring a diversity of funding sources as well as laddering its maturity profile to minimize refinance risk. Our company also borrows in the currency where the asset operates, where possible, in order to hedge its currency risk.
Our company’s financing plan is to fund its recurring growth capital expenditures with cash flow generated by its operations after maintenance capital expenditure, as well as debt financing that is sized to maintain its credit profile. To fund large scale development projects and acquisitions, our company will evaluate a variety of capital sources including funding from the partnership, proceeds from selling non-core assets, equity and debt financing. Our company will seek to raise additional equity if the company believes it can earn returns on these investments in excess of the cost of the incremental capital.
The following tables detail the contractual maturities for our company’s financial liabilities. The tables reflect the undiscounted cash flows of financial liabilities based on the earliest date on which our company can be required to pay. The tables include both interest and principal cash flows:

	Less than 1 year	1-2 years	2-5 years	5+ years	Total contractual cash flows
December 31, 2025
US$ MILLIONS
Accounts payable and other liabilities	$887	$10	$12	$12	$921
Non-recourse borrowings	1,303	674	5,917	5,633	13,527
Financial liabilities	17	5	1	—	23
Shares classified as financial liability	5,129	—	—	—	5,129
Loans payable to Brookfield Infrastructure	100	—	—	—	100
Interest Expense:
Non-recourse borrowings	956	851	1,833	1,310	4,950

	Less than 1 year	1-2 years	2-5 years	5+ years	Total contractual cash flows
December 31, 2024
US$ MILLIONS
Accounts payable and other liabilities	$697	$5	$13	$7	$722
Non-recourse borrowings	781	1,321	4,719	5,814	12,635
Financial liabilities	32	1	—	—	33
Shares classified as financial liability	4,644	—	—	—	4,644
Loans payable to Brookfield Infrastructure	102	—	—	—	102
Interest Expense:
Non-recourse borrowings	900	834	1,852	1,273	4,859

(b)Market Risk
Market risk is defined for these purposes as the risk that the fair value or future cash flows of a financial instrument held by our company will fluctuate because of the change in market prices. Market risk includes the risk of changes in interest rates, foreign currency exchange rates and equity prices.
Our company seeks to minimize the risks associated with foreign currency exchange rates and interest rates primarily through the use of derivative financial instruments to hedge these risk exposures. The use of financial derivatives is governed by the group’s Treasury Policy. Our company does not enter into, or trade financial instruments, including derivative financial instruments, for speculative purposes.
The Treasury Policy provides written principles on the use of financial derivatives. With respect to its treasury policy, the Service Providers performs the monitoring, review and approval role and report to our board on a regular basis.
Financial instruments held by our company that are subject to market risk include other financial assets, borrowings, derivative instruments, such as interest rate and foreign currency contracts.
Interest Rate Risk Management
Our company’s primary objectives with respect to interest rate risk management are to ensure that:
•Our company is not exposed to interest rate movements that could adversely impact its ability to meet financial obligations;
•Earnings and distributions are not adversely affected;
•Volatility of debt servicing costs is managed within acceptable parameters; and
•All borrowing covenants under various borrowing facilities, including interest coverage ratios, are complied with.
To achieve these objectives, in general terms, our company’s funding mix comprises both fixed and floating rate debt. Fixed rate debt is achieved either through fixed rate debt funding or through the use of financial derivative instruments. In addition, where possible, interest rate risk is minimized by matching the terms of interest rate swap contracts in regulated businesses to the term of the rate period, thus providing natural hedges.
The sensitivity analyses below reflect our company’s exposure to interest rates for both derivative and non-derivative instruments at the reporting date, assuming that a 50 basis point increase or decrease in rates takes place at the beginning of the financial year and is held constant throughout the reporting period. The sensitivity analyses assume a 50 basis point change to reflect the current methodology employed by our company in assessing interest rate risk. Such parallel shift in the yield curve by 50 basis points would have had the following impact, assuming all other variables were held constant:

	2025
US$ MILLIONS	50 bp decrease	50 bp increase
Net income (loss) to the partnership(1)	$5	$(5)
Other comprehensive income to the partnership(1)	—	—

(1)Net income and other comprehensive income are attributable to the partnership subsequent to the Arrangement as a result of the partnership holding all of the class B shares issued by our company. Please refer to Note 3(b), Material Accounting Policy Information, for further details.
Foreign Currency Risk Management
Our company has exposure to foreign currency risk in respect of currency transactions, the value of our company’s net investment, cash flows and capital expenditures that are denominated outside of the U.S. Our company’s approach to foreign currency risk management is:
•Our company leverages any natural hedges that may exist within its operations;
•Our company utilizes local currency debt financing to the extent possible; and
•Our company may utilize derivative contracts to the extent that natural hedges are insufficient.
The tables below set out our company’s currency exposure at December 31, 2025, 2024 and 2023:

2025
US$ MILLIONS	USD	GBP	BRL	EUR & Others	Total
Assets:
Current assets	$370	$331	$652	$15	$1,368
Non-current assets	10,872	7,046	3,157	4	21,079
	$11,242	$7,377	$3,809	$19	$22,447
Liabilities:
Current liabilities	$1,065	$611	$707	$6	$2,389
Non-current liabilities	5,899	4,503	3,950	—	14,352
	$6,964	$5,114	$4,657	$6	$16,741
Non-controlling interest	3,335	449	(489)	9	3,304
Net investment attributable to Brookfield Infrastructure	$943	$1,814	$(359)	$4	$2,402

2024
US$ MILLIONS	USD	GBP	BRL	EUR & Others	Total
Assets:
Current assets	$2,325	$273	$871	$13	$3,482
Non-current assets	10,002	5,882	2,936	3	18,823
	$12,327	$6,155	$3,807	$16	$22,305
Liabilities:
Current liabilities	$1,563	$561	$745	$2	$2,871
Non-current liabilities	6,213	3,725	3,779	—	13,717
	$7,776	$4,286	$4,524	$2	$16,588
Non-controlling interest	3,496	372	(402)	9	3,475
Net investment attributable to Brookfield Infrastructure	$1,055	$1,497	$(315)	$5	$2,242

2023
US$ MILLIONS	USD	GBP	BRL	EUR & Others	Total
Assets:
Current assets	$419	$318	$747	$10	$1,494
Non-current assets	11,947	5,580	3,576	2	21,105
	$12,366	$5,898	$4,323	$12	$22,599
Liabilities:
Current liabilities	$982	$387	$549	$2	$1,920
Non-current liabilities	6,639	3,744	3,099	—	13,482
	$7,621	$4,131	$3,648	$2	$15,402
Non-controlling interest	3,586	348	526	7	4,467
Net investment attributable to Brookfield Infrastructure	$1,159	$1,419	$149	$3	$2,730

The following tables detail our company’s sensitivity to a 10% increase and decrease in the U.S. dollar against the relevant foreign currencies, with all other variables held constant as at reporting date. 10% is the sensitivity rate used when reporting foreign currency risk internally. The sensitivity analysis is performed as follows:
•Outstanding foreign currency denominated monetary items (excluding foreign exchange derivative contracts) are adjusted at period end for a 10% change in foreign currency rates from the rate at which they are translated;
•Foreign currency derivative contracts are measured as the change in fair value of the derivative as a result of a 10% change in the spot currency rate; and
•The impact on net income results from performing a sensitivity of a 10% change in foreign exchange rates applied to the profit or loss contribution from foreign operations (after considering the impact of foreign exchange derivative contracts).

	Impact on Net Income to the Partnership
	2025		2024		2023
US$ MILLIONS	-10%	10%	-10%	10%	-10%	10%
USD/GBP	$(12)	$12	$(8)	$8	$(8)	$8
USD/BRL	(12)	12	(14)	14	(20)	20

	Impact on Parent Equity
	2025		2024		2023
US$ MILLIONS	-10%	10%	-10%	10%	-10%	10%
USD/GBP	$(182)	$182	$(150)	$150	$(142)	$142
USD/BRL	36	(36)	31	(31)	(15)	15
USD/EUR	(1)	1	—	—	(1)	1
(c)Credit Risk Management
Credit risk is the risk of loss due to the failure of a borrower or counterparty to fulfill its contractual obligations.
From a treasury perspective, counterparty credit risk is managed through the establishment of authorized counterparty credit limits which are designed to ensure that our company only deals with credit worthy counterparties and that counterparty concentration is addressed and the risk of loss is mitigated. Credit limits are sufficiently low to restrict our company from having credit exposures concentrated with a single counterparty but rather encourages spreading such risks among several parties. The limits are set at levels that reflect our company’s scale of activity and allow it to manage its treasury business competitively.
Our company does not have any significant credit risk exposure to any single counterparty or any group of counterparties having similar characteristics other than those described in Note 17, Revenues. Based on our review of key counterparties, we do not have any significant changes in credit losses at this time. The credit risk on liquid funds and derivative financial instruments is limited because the counterparties are banks with high credit ratings assigned by international credit rating agencies. Exposure to credit risk is limited to the carrying amount of the assets on the Consolidated Statements of Financial Position.